New Accounting Standards And Recently Issued Accounting Standards	6 Months Ended
Jun. 30, 2025
Disclosure of changes in accounting estimates [abstract]
New Accounting Standards And Recently Issued Accounting Standards	NEW ACCOUNTING STANDARDS AND RECENTLY ISSUED ACCOUNTING STANDARDS
New Accounting Standards

A number of new standards are effective for annual periods beginning after January 1, 2025 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these condensed consolidated interim financial statements.

The following amended standards and interpretations are not expected to have a significant impact on PEMEX’s condensed consolidated interim financial statements:

Recently Issued Accounting Standards

i. Applicable as of January 1, 2025

•Lack of Exchangeability (Amendments to IAS 21)
•Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
•Subsidiaries without Public Accountability Disclosures (IFRS 19)

ii. Applicable as of January 1, 2027
•Presentation and Disclosure in Financial Statements (IFRS 18). PEMEX is in the process of assessing the impact of IFRS 18 to meet the new presentation and disclosure requirements.